2. Basis for preparation and disclosure of the consolidated financial statements (Details 2) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Basis For Preparation And Disclosure Of Financial Statements Details 2Abstract
Contractual assets	R$ 130
Contractual liabilities	R$ (20,928)